REIMBURSEMENT RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of reimbursement rights [abstract]
REIMBURSEMENT RIGHTS AND OBLIGATIONS
NOTE 14 – REIMBURSEMENT RIGHTS AND OBLIGATIONS

	12/31/2025		12/31/2024			12/31/2025	12/31/2024
	AIC	CCC	AIC	CCC	Adjustment factor	Total
Right to compensation	112,816	1,840,582	356,173	2,269,962	79,613	1,953,398	2,705,748
Expected credit losses	—	(340,063)	—	(340,063)	—	(340,063)	(340,063)
Current	62,738	830,516	248,438	652,155	79,613	893,254	980,206
Non-current	50,078	670,003	107,735	1,277,744	–	720,081	1,385,479
Opening balance as of January 1	112,816	1,500,519	356,173	1,929,899	79,613	1,613,335	2,365,685
Effect on cash flow:
Amortization	(57,658)	(694,324)	(221,504)	(441,257)	(79,613)	(751,982)	(742,374)
Interest received	(13,393)	(153,487)	(46,017)	(65,701)	—	(166,880)	(111,718)
Non-cash effect:	—	—	—	—	—	—	—
Interest incurred	13,009	47,190	24,164	77,578	—	60,199	101,742
Final balance on December 31	54,774	699,898	112,816	1,500,519	—	754,672	1,613,335
Right to compensation	54,774	1,039,961	112,816	1,840,582	—	1,094,735	1,953,398
Expected credit losses	—	(340,063)	—	(340,063)	–	-340,063	-340,063

Current	52,598	699,898	62,738	830,516	—	752,496	893,254
Non-current	2,176	—	50,078	670,003	—	2,176	720,081
	54,774	699,898	112,816	1,500,519	—	754,672	1,613,335

	2026	2027
Reimbursement rights collection flow	752,496	2,176
(a)Fuel Consumption Account – CCC
Credits representing the right to reimbursement from the Fuel Consumption Account (CCC), related to the costs of electricity generation in isolated systems. These credits include costs associated with the procurement of energy and capacity linked to self‑generation for public electricity supply, sector‑related charges and taxes, as well as investments made.
(b)Reimbursement of Fixed Assets in Progress - AIC
They refer to amounts receivable from fixed assets of distributors that were controlled by AXIA Energia. The amounts will be received within 13 months and are updated by the SELIC or IPCA rate.

Accounting Policy
Reimbursement rights are initially measured based on the amounts approved by the Brazilian Electricity Regulatory Agency (“ANEEL”). Subsequently, such amounts are updated for the accrual of interest, monetary indexation and collections received.
The Company recognizes an expected credit loss on recoverable amounts related to the Fuel Consumption Account (“CCC”) that have not been subject to inspection and approval by ANEEL, in accordance with the expected credit loss model applicable to financial assets.